Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit (loss)	€ 249.8	€ 181.0	€ 225.1
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	108.1	36.1	(27.8)
Taxation (charge)/credit on remeasurement of defined benefit pension plans	(26.1)	(10.2)	8.3
Items not reclassified to the Consolidated Statement of Profit or Loss	82.0	25.9	(19.5)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(15.8)	18.8	(10.1)
Cash flow hedges	67.8	22.6	(17.3)
Taxation (charge)/credit relating to components of other comprehensive income	(3.3)	(13.6)	6.0
Items that may be subsequently reclassified to the Consolidated Statement of Profit or Loss	48.7	27.8	(21.4)
Other comprehensive income/(loss) for the period, net of tax	130.7	53.7	(40.9)
Comprehensive income	380.5	234.7	184.2
Total comprehensive income for the period	380.5	234.7	184.3
Comprehensive income, attributable to non-controlling interests	€ 0.0	€ 0.0	€ (0.1)